Ordinary shares, share premium, and other equity - Disclosure of called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 69,260		£ 70,041		£ 66,882
Issued to staff under share incentive plans		621		546		295
Repurchase of shares		(1,257)		(1,508)		(1,200)
Other movements		14		(13)		(14)
Ending balance, equity		71,864		69,260		70,041
Total share capital and share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		4,373	[1]	4,536	[1],[2]	4,637	[2]
Issued to staff under share incentive plans		124	[1]	70	[1]	60	[2]
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		(209)	[1]	(233)	[1]	(161)	[2]
Other movements		0		0
Ending balance, equity	[1]	4,288		4,373		4,536	[2]
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		13,284	[1]	12,259	[1],[2]	11,172	[2]
Issued to staff under share incentive plans		0		0
AT1 securities issuance		3,140		3,158
AT1 securities redemption		(3,170)		(2,126)
Repurchase of shares		0		0
Other movements		5	[1]	(7)	[1]	9	[2]
Ending balance, equity	[1]	£ 13,259		£ 13,284		£ 12,259	[2]
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		15,871		16,752
Issued to staff under share incentive plans (in shares)		121		50
Repurchase of shares (in shares)		(837)		(931)
Ending balance (in shares)		15,155		15,871		16,752
Ordinary shares | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 3,968		£ 4,188
Issued to staff under share incentive plans		30		13
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		(209)		(233)
Other movements		0		0
Ending balance, equity		3,789		3,968		£ 4,188
Ordinary shares | Ordinary share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		405		348
Issued to staff under share incentive plans		94		57
AT1 securities issuance		0		0
AT1 securities redemption		0		0
Repurchase of shares		0		0
Other movements		0		0
Ending balance, equity		£ 499		£ 405		£ 348

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.